SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of segment information

	Years ended December 31,
	2017	2018	2019
Automobile sales	$88,227	$420,005	$332,634
Financing income	26,426	2,317	—
Others	1,933	9,082	2,063
Total	$116,586	$431,404	$334,697